THRIVENT SERIES FUND, INC.
901 Marquette Avenue, Suite 2500
Minneapolis, MN 55402-3211
July 27, 2020
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Series Fund, Inc. (the “Registrant”) File Nos. 33-3677, 811-4603
Ladies and Gentlemen:
Enclosed for filing in XBRL format are exhibits containing risk/return summary information that mirrors the risk/return summary information provided in a supplement filed on July 24, 2020 pursuant to Rule 497(e) under the Securities Act of 1933, as amended, for the Registrant’s prospectus dated April 30, 2020. If you have any questions or comments, please feel free to contact me at (612) 844-7190.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Assistant Secretary